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1933 Act/Rule 485(a)

November 15, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Opportunities Trust

File Nos. 033-65137 and 811-7455

Post-Effective Amendment No. 107

To The Commission Staff:

On behalf of Virtus Opportunities Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 107 of the Registrant’s Registration Statement on Form N-1A.

This amendment contains disclosure changes that will result from a subadviser change anticipated to occur in mid-January 2020, subject to shareholder approval.

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4791 if you have any questions concerning this amendment.

Very truly yours,

/s/ Kevin J. Carr
Kevin J. Carr

cc: Ann Flood

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